Investments in debt securities - maturity schedule of the outstanding investments in debt securities (Table) (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Carrying Amount [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling within One Year	$ 0
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling after One through Five Years	15,144
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date, Rolling after 5 through 10 Years	20,115
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date	35,259
Fair Value [Member]
Marketable Securities [Line Items]
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling within One Year, Fair Value	0
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling after One Through Five Years, Fair Value	15,095
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Rolling after 5 through 10 Years, Fair Value	19,973
Debt Securities, Held-to-Maturity, Maturity, Allocated and Single Maturity Date, Fair Value	$ 35,068